Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities
Regulatory assets and liabilities arise as a result of the rate-setting process. Hydro One has recorded the following regulatory assets and liabilities:

As at December 31 (millions of dollars)	2023	2022
Regulatory assets:
Deferred income tax regulatory asset	3,021	2,724
Post-retirement and post-employment benefits - non-service cost	93	141
Environmental	53	93
Broadband deferral	37	4
Rural and remote rate protection (RRRP) variance	30	25
Stock-based compensation	29	34
Deferred tax asset sharing	5	73
Conservation and demand management (CDM) variance	—	25
Other	38	34
Total regulatory assets	3,306	3,153
Less: current portion	(46)	(189)
	3,260	2,964

Regulatory liabilities:
Post-retirement and post-employment benefits	398	506
Earnings sharing mechanism deferral	109	75
Distribution rate riders	99	—
Pension benefit regulatory liability	99	358
Retail settlement variance account (RSVA)	84	53
Tax rule changes variance	32	100
Asset removal costs cumulative variance	29	41
Capitalized overhead tax variance	26	16
OPEB Asymmetrical Carrying Charge Variance Account	20	11
External revenue variance	19	50
Pension cost differential	9	26
Deferred income tax regulatory liability	4	4
Other	31	22
Total regulatory liabilities	959	1,262
Less: current portion	(51)	(139)
	908	1,123